Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Income Statement [Abstract]
Revenue		$ 25,602
Cost of revenue		(12,466)
Gross profit		13,136
Operating expenses
Sales and marketing expenses		(175,881)	(398,408)
General and administrative expenses		(1,955,245)	(629,256)
Research and development expenses		(285,405)	(568,245)
Total operating expenses		(2,416,531)	(1,595,909)
Loss from operations		(2,403,395)	(1,595,909)
Interest income		19,467	34,781
Interest expense			(74,795)
Total other income (expense), net		19,467	(40,014)
Loss before income taxes		(2,383,928)	(1,635,923)
Income tax expense
Net loss		(2,383,928)	(1,635,923)
Other comprehensive loss:
Foreign currency translation adjustment		(9,959)	(25,038)
Comprehensive loss		$ (2,393,887)	$ (1,660,961)
Weighted average number of ordinary shares outstanding
Basic	[1]	8,949,990	4,500,000
Diluted	[1]	8,949,990	4,500,000
Loss per share
Basic	[1]	$ (0.25)	$ (0.36)
Diluted	[1]	$ (0.25)	$ (0.36)

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.